Cash and Cash Equivalents - Additional Information (Detail) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about borrowings [line items]
Restricted cash	$ 78	$ 2
Amounts deposited on a blocked account	76
Share Holder [member]
Disclosure of detailed information about borrowings [line items]
Cash acquired in business combination	$ 2